UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-01190

OWL ROCK CAPITAL CORPORATION

(Name of Registrant)

399 Park Avenue,

38th Floor

New York, NY 10022

(Address of Principal Executive Office)

The undersigned here notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of Owl Rock Capital Corporation (the “Company”) to be redeemed:

4.75% Senior Notes due June 21, 2023 (the “Notes”).

(2)	Date on which the securities are to be redeemed:

The Notes will be redeemed on December 23, 2021 (the “Redemption Date”).

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be prepaid pursuant to Section 8 of the note purchase agreement dated December 21, 2017, between the Company and each of the purchasers listed in the purchaser schedule thereto (the “Note Purchase Agreement”).

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem all of the outstanding Notes (approximately $150,000,000 aggregate principal amount) pursuant to the terms of the Note Purchase Agreement.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 23rd day of November, 2021.

Owl Rock Capital Corporation

By:	/s/ Jonathan Lamm
Name: Jonathan Lamm
Title: Chief Operating Officer and Chief Financial Officer